Discontinued operations - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 92,390	$ 15,936	$ 6,155
Loss from discontinued operations	3,731	11,420	21,779
Profit (loss) from discontinued operations	(3,173)	(7,086)	(20,155)
(Loss) profit attributable to non-controlling interests from continuing operations attributable to non-controlling interests	(558)	(4,334)	(1,624)
Comprehensive income (loss) from continuing operations, attributable to owners of parent	(34,169)	(39,045)	(41,493)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9,605	14,782	29,050
Discontinued operations | Diagnostics - sale of precision oncology services
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9,605	14,685	15,588
Discontinued operations | Diagnostics sale of precision oncology services, adjusted loss from discontinued operations, net of tax
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations	1,419	8,452	20,281
Total for all related parties | Discontinued operations | Diagnostics - sale of precision oncology services
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 2,312	$ 2,968	$ 1,498